Loans - Age Analysis of Past Due Loans Segregated by Portfolio Segment and Class of Loans (Details) - USD ($) $ in Thousands		Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Recorded Investment, Past Due [Line Items]
Total Past Due		$ 25,761	$ 16,299		$ 11,233
Current		782,078	765,042		609,172
Total Loans Receivable		807,839	781,341	$ 692,866	620,405
30-59 Days Past Due and Accruing [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		9,551	9,761		8,088
60-89 Days Past Due and Accruing[Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		8,176	1,364		1,095
90 Days and Over [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		8,034	5,174		2,050
Loans Held-For-Sale [Member]
Recorded Investment, Past Due [Line Items]
Total Loans Receivable			35,800
Residential Mortgage Loans [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		2,156	3,304		3,188
Current		214,263	246,008		236,456
Total Loans Receivable		216,419	249,312		239,644
Residential Mortgage Loans [Member] | 30-59 Days Past Due and Accruing [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		988	947		1,507
Residential Mortgage Loans [Member] | 60-89 Days Past Due and Accruing[Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		130	744		505
Residential Mortgage Loans [Member] | 90 Days and Over [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		1,038	1,613		1,176
Residential Mortgage Loans [Member] | 1-4 Family First Lien Residential Mortgages [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		2,156	3,304
Current		210,585	206,255
Total Loans Receivable		212,741	209,559	239,422	232,523
Residential Mortgage Loans [Member] | 1-4 Family First Lien Residential Mortgages [Member] | 30-59 Days Past Due and Accruing [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		988	947
Residential Mortgage Loans [Member] | 1-4 Family First Lien Residential Mortgages [Member] | 60-89 Days Past Due and Accruing[Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		130	744
Residential Mortgage Loans [Member] | 1-4 Family First Lien Residential Mortgages [Member] | 90 Days and Over [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		1,038	1,613
Residential Mortgage Loans [Member] | Construction [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		0	0		0
Current		3,678	3,963		7,121
Total Loans Receivable		3,678	3,963		7,121
Residential Mortgage Loans [Member] | Construction [Member] | 30-59 Days Past Due and Accruing [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		0	0		0
Residential Mortgage Loans [Member] | Construction [Member] | 60-89 Days Past Due and Accruing[Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		0	0		0
Residential Mortgage Loans [Member] | Construction [Member] | 90 Days and Over [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		0	0		0
Residential Mortgage Loans [Member] | Loan Held For Sale
Recorded Investment, Past Due [Line Items]
Total Past Due		0	0
Current		0	35,790
Total Loans Receivable		0	35,790
Residential Mortgage Loans [Member] | Loan Held For Sale | 30-59 Days Past Due and Accruing [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		0	0
Residential Mortgage Loans [Member] | Loan Held For Sale | 60-89 Days Past Due and Accruing[Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		0	0
Residential Mortgage Loans [Member] | Loan Held For Sale | 90 Days and Over [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		0	0
Residential Mortgage Loans [Member] | 1-4 Family First Lien Residential Mortgages [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due			3,304		3,188
Current			206,255		229,335
Total Loans Receivable			209,559		232,523
Residential Mortgage Loans [Member] | 1-4 Family First Lien Residential Mortgages [Member] | 30-59 Days Past Due and Accruing [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due			947		1,507
Residential Mortgage Loans [Member] | 1-4 Family First Lien Residential Mortgages [Member] | 60-89 Days Past Due and Accruing[Member]
Recorded Investment, Past Due [Line Items]
Total Past Due			744		505
Residential Mortgage Loans [Member] | 1-4 Family First Lien Residential Mortgages [Member] | 90 Days and Over [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due			1,613		1,176
Residential Mortgage Loans [Member] | Loans Held-For-Sale [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due			0
Current			35,790
Total Loans Receivable	[1]		35,790
Residential Mortgage Loans [Member] | Loans Held-For-Sale [Member] | 30-59 Days Past Due and Accruing [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due			0
Residential Mortgage Loans [Member] | Loans Held-For-Sale [Member] | 60-89 Days Past Due and Accruing[Member]
Recorded Investment, Past Due [Line Items]
Total Past Due			0
Residential Mortgage Loans [Member] | Loans Held-For-Sale [Member] | 90 Days and Over [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due			0
Commercial Loans [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		22,394	11,534		7,359
Current		456,524	391,499		321,869
Total Loans Receivable		478,918	403,033		329,228
Commercial Loans [Member] | 30-59 Days Past Due and Accruing [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		8,018	8,164		6,108
Commercial Loans [Member] | 60-89 Days Past Due and Accruing[Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		7,920	440		519
Commercial Loans [Member] | 90 Days and Over [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		6,456	2,930		732
Commercial Loans [Member] | Real Estate [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		6,108	3,324		4,948
Current		254,716	250,933		207,366
Total Loans Receivable		260,824	254,257	225,794	212,314
Commercial Loans [Member] | Real Estate [Member] | 30-59 Days Past Due and Accruing [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		74	953		4,261
Commercial Loans [Member] | Real Estate [Member] | 60-89 Days Past Due and Accruing[Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		2,000	100		364
Commercial Loans [Member] | Real Estate [Member] | 90 Days and Over [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		4,034	2,271		323
Commercial Loans [Member] | Lines of Credit [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		3,573	4,557		1,166
Current		49,936	54,060		43,069
Total Loans Receivable		53,509	58,617	56,569	44,235
Commercial Loans [Member] | Lines of Credit [Member] | 30-59 Days Past Due and Accruing [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		1,299	4,464		1,033
Commercial Loans [Member] | Lines of Credit [Member] | 60-89 Days Past Due and Accruing[Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		1,844	25		111
Commercial Loans [Member] | Lines of Credit [Member] | 90 Days and Over [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		430	68		22
Commercial Loans [Member] | Other Commercial and Industrial [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		12,713	3,653		1,245
Current		70,454	78,439		62,114
Total Loans Receivable		83,167	82,092	79,590	63,359
Commercial Loans [Member] | Other Commercial and Industrial [Member] | 30-59 Days Past Due and Accruing [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		6,645	2,747		814
Commercial Loans [Member] | Other Commercial and Industrial [Member] | 60-89 Days Past Due and Accruing[Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		4,076	315		44
Commercial Loans [Member] | Other Commercial and Industrial [Member] | 90 Days and Over [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		1,992	591		387
Commercial Loans [Member] | Paycheck Protection Program loans [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		0
Current		73,774
Total Loans Receivable		73,774
Commercial Loans [Member] | Paycheck Protection Program loans [Member] | 30-59 Days Past Due and Accruing [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		0
Commercial Loans [Member] | Paycheck Protection Program loans [Member] | 60-89 Days Past Due and Accruing[Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		0
Commercial Loans [Member] | Paycheck Protection Program loans [Member] | 90 Days and Over [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		0
Commercial Loans [Member] | Tax Exempt Loans [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		0	0		0
Current		7,644	8,067		9,320
Total Loans Receivable		7,644	8,067	8,803	9,320
Commercial Loans [Member] | Tax Exempt Loans [Member] | 30-59 Days Past Due and Accruing [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		0	0		0
Commercial Loans [Member] | Tax Exempt Loans [Member] | 60-89 Days Past Due and Accruing[Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		0	0		0
Commercial Loans [Member] | Tax Exempt Loans [Member] | 90 Days and Over [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		0	0		0
Consumer Loans [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		1,211	1,461		686
Current		111,291	127,535		50,847
Total Loans Receivable		112,502	128,996		51,533
Consumer Loans [Member] | 30-59 Days Past Due and Accruing [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		545	650		473
Consumer Loans [Member] | 60-89 Days Past Due and Accruing[Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		126	180		71
Consumer Loans [Member] | 90 Days and Over [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		540	631		142
Consumer Loans [Member] | Home Equity and Junior Liens [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		566	925		288
Current		42,021	45,464		25,821
Total Loans Receivable		42,587	46,389	26,214	26,109
Consumer Loans [Member] | Home Equity and Junior Liens [Member] | 30-59 Days Past Due and Accruing [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		222	315		247
Consumer Loans [Member] | Home Equity and Junior Liens [Member] | 60-89 Days Past Due and Accruing[Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		0	130		6
Consumer Loans [Member] | Home Equity and Junior Liens [Member] | 90 Days and Over [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		344	480		35
Consumer Loans [Member] | Other Consumer [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		645	536		398
Current		69,270	82,071		25,026
Total Loans Receivable		69,915	82,607	$ 52,508	25,424
Consumer Loans [Member] | Other Consumer [Member] | 30-59 Days Past Due and Accruing [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		323	335		226
Consumer Loans [Member] | Other Consumer [Member] | 60-89 Days Past Due and Accruing[Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		126	50		65
Consumer Loans [Member] | Other Consumer [Member] | 90 Days and Over [Member]
Recorded Investment, Past Due [Line Items]
Total Past Due		$ 196	$ 151		$ 107

[1]	Based on ASC 948, Mortgage Banking, loans shall be classified as held-for-sale once a decision has been made to sell the loans and shall be transferred to the held-for-sale category at lower of cost or fair value. The loans under contract to be sold had a principal balance of $35.8 million and net deferred fees of $146,000 at December 31, 2019. These loans were transferred at their amortized cost of $35.9 million as of December 31, 2019, as the fair value of these loans was greater than the amortized cost.